Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Expenses by Nature

	Year ended December 31,
	2018 RMB’000	2019 RMB’000	2020 RMB’000
Cost of inventories and consumables used (Note 17)	110,970	144,644	148,988
Employee benefit expenses (Note 8)	176,507	236,476	268,986
Depreciation on property, plant and equipment (Note 13)	26,752	30,458	33,466
Depreciation on right-of-use assets (Note 14)	—	14,784	18,277
Amortization on intangible assets (Note 15)	1,106	1,344	1,452
Provision for impairment of trade and other receivables and contract assets	658	2,733	14,843
Promotion expenses	92,811	130,599	131,209
Rental, utilities and office expenses	17,670	9,663	16,347
Listing expenses	9,392	27,064	986